WEBSITE	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
WEBSITE

NOTE 3 – WEBSITE

Website consists of the following at:

	March 31, 2014	December 31, 2013

Website	$58,598	$58,598

Less: Accumulated amortization	(3,255)	—

Website, net	$55,343	$58,598

Amortization expense for the three months ended March 31, 2014 and 2013 was $3,255 and $0, respectively.